Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001692819
Registrant Name	Vistra Corp.
Registration File Number	333-298811
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES